SCHEDULE OF WARRANTS OUTSTANDING (Details)		12 Months Ended
	Jan. 16, 2024	Dec. 31, 2025 Segment $ / shares	Dec. 31, 2025 Segment $ / shares	Dec. 31, 2024 Segment	Dec. 31, 2023 Segment
IfrsStatementLineItems [Line Items]
Remaining life in years	5 years
Number of december 2023 warrants [Member]
IfrsStatementLineItems [Line Items]
Balance, outstanding		184,314	184,314	2,884,616
Issued during the period					2,884,616
Exercised during the period
Expired during the period
Exercised during the period
Exchange warrants		(183,414)	(183,414)
Balance, outstanding				184,314	2,884,616
Balance, exercise price | $ / shares
Number of december 2023 warrants [Member] | March, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split					(1,785,151)
Number of december 2023 warrants [Member] | August, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split					(916,051)
Number of december 2023 warrants [Member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split
Number of series March, 2024 A warrants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding		7,546	7,546
Issued during the period				134,166,665
Exercised during the period		(2,462)	(2,462)	(7,020,384)
Expired during the period
Exercised during the period
Balance, outstanding		109	109	7,546
Balance, exercise price | $ / shares
Remaining life in years		8 months 12 days	8 months 12 days
Number of series March, 2024 A warrants [member] | March, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split					(127,101,046)
Number of series March, 2024 A warrants [member] | August, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split					(37,689)
Number of series March, 2024 A warrants [member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split		(4,975)	(4,975)
Number of series march, 2024 b warrants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding		3,312,582	3,312,582
Issued during the period				268,333,330
Exercised during the period		(15,575)	(15,575)	(172,766)
Expired during the period
Exercised during the period				(5,299)
Exchange warrants		(3,286,179)	(3,286,179)
Balance, outstanding		233	233	3,312,582
Balance, exercise price | $ / shares		$ 380
Remaining life in years		3 years 2 months 12 days	3 years 2 months 12 days
Number of series march, 2024 b warrants [member] | March, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split					(248,271,760)
Number of series march, 2024 b warrants [member] | August, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split				(16,570,923)
Number of series march, 2024 b warrants [member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split		(10,595)	(10,595)
Number of series march, 2024 b warrants [member] | Number of two thousand twenty five exchange warrants [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split
August, 2024 reserve split [member]
IfrsStatementLineItems [Line Items]
Expired during the period
Number of series february, 2025 a warrants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding
Issued during the period		27,960,512	27,960,512
Abononment of warrants		(4,934)	(4,934)
Balance, outstanding		50,986	50,986
Balance, exercise price | $ / shares			$ 380
Remaining life in years		4 years 3 months 7 days	4 years 3 months 7 days
Number of series february, 2025 a warrants [member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split		(27,904,592)	(27,904,592)
Number of series february, 2025 b warrants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding
Issued during the period		201,315,663	201,315,663
Exercised during the period		(171,760,603)	(171,760,603)
Exercised during the period		(59,289)	(59,289)
Balance, outstanding		991	991
Balance, exercise price | $ / shares
Remaining life in years		1 year 9 months 7 days	1 year 9 months 7 days
Number of series february, 2025 b warrants [member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split		(29,494,780)	(29,494,780)
Number of pre funded two thousand twenty five warants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding
Issued during the period		2,011,616	2,011,616
Exercised during the period		(2,011,616)	(2,011,616)
Balance, outstanding		0	0
Balance, exercise price | $ / shares
Number of pre funded two thousand twenty five warants [member] | April, 2025 reserve split [member]
IfrsStatementLineItems [Line Items]
Adjustment following the April 2025 reverse split
Number of two thousand twenty five exchange warrants [member]
IfrsStatementLineItems [Line Items]
Balance, outstanding
Issued during the period
Exercised during the period		(123,142,329)	(123,142,329)
Exchange warrants		123,142,329	123,142,329
Balance, outstanding		0	0
Balance, exercise price | $ / shares